Income Tax - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Effective income tax reconciliation percentage					0.00%	0.00%
Federal statutory income tax rate percentage					21.00%	21.00%
Income tax expense benefit	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Unrecognized tax benefits if recognized impact on the effective tax rate					0	4,800
Domestic Tax Authority [Member]
Net operating loss carryovers					$ 117,200	$ 134,600
Percentage of taxable income that can be used to set off operating loss carry forwards					80.00%
Domestic Tax Authority [Member] | Before Two Thousand And Eighteen [Member] | Year Two Thousand And Thirty Three To Year Two Thousand And Thirty Seven [Member]
Tax credit carry forward					$ 35,000
Domestic Tax Authority [Member] | After Two Thousand And Seventeen [Member]
Net operating loss carryovers					$ 82,300
Tax Year 2014 [Member]
Open Tax Year					2014
Tax Year 2020 [Member]
Open Tax Year					2020